Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 238,808	$ 206,861	$ 179,413
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	(8,471)	(13,917)	(22,155)
Unrealized gains (losses) on derivative instruments, net of tax	6,741	30,632	(20,582)
Pension and other post-retirement benefit plans, net of tax	(56)	7,892	(29,210)
Unrealized losses on available-for-sale marketable securities, net of tax	(11)	(59)	(200)
Other Comprehensive Income (Loss), Net of Tax	(1,797)	24,548	(72,147)
Total comprehensive income	237,011	231,409	107,266
Less: comprehensive income attributable to non-controlling interest	(673)	(3,927)	(7,650)
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 236,338	$ 227,482	$ 99,616